CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 3,024,380	$ 11,413	$ 1,724
Subscription receivables	218,753
Accounts recievable			50,000
Deposits
Prepaid expenses	82,003	15,766	9,791
Total current assets	3,325,136	27,179	61,515
Property and equipment, net	19,275	29,952	58,994
Intangible assets, net	50,569	55,890	71,533
Total assets	3,394,979	113,021	192,042
Liabilities and Stockholders' (Deficit)
Accounts payable	544,874	842,357	785,789
Accrued expenses	71,844	649,998	419,100
Short-term convertible notes payable		538,828	50,000
Total current liabilities	616,719	2,031,183	1,254,889
Commitments & Contingencies
Stockholders' Equity (Deficit):
Preferred stock Series A; $0.001 par value, 3,500,000 authorized 1,807229 and 0 shares issued and outstanding	1,807
Preferred stock; $0.001 par value, 1,500,000 authorized no shares issued and outstanding
Common stock - Class A - $0.001 par value, 200,000,000 and 15,000,000 authorized, 5,778,237 and 20,419,325 and 5,778,237 shares issued and 8,470,025 and 5,778,237 shares outstanding	20,420	5,778	5,778
Common stock- Class B - $0.001 par value, 3,500,000 authorized, 2,691,788 and 2,691,788 shares issued and outstanding		2,692	2,692
Additional paid-in capital	13,371,354	6,541,604	6,442,801
Deficit accumulated in the development stage	(10,615,320)	(8,468,236)	(7,514,118)
Total stockholders' (deficit)	2,778,261	(1,918,162)	(1,062,847)
Total liabilities and stockholders' (deficit)	$ 3,394,979	$ 113,021	$ 192,042